Intangible Assets, Allocation of Goodwill to Operating Segments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Intangible Assets [Abstract]
Goodwill, Beginning Balance	$ 25,115	$ 25,637
Goodwill from business combinations	522
Goodwill, Ending Balance	25,637	25,637
Wealth Brokerage and Retirement [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	371	371
Goodwill from business combinations	0
Goodwill, Ending Balance	371	371
Wholesale Banking [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	6,820	7,344
Goodwill from business combinations	524
Goodwill, Ending Balance	7,344	7,344
Community Banking [Member]
Intangible Assets [Abstract]
Goodwill, Beginning Balance	17,924	17,922
Goodwill from business combinations	(2)
Goodwill, Ending Balance	$ 17,922	$ 17,922